Expense Example, No Redemption	Eaton Vance Global Sovereign Opportunities Fund Class A 1 Year	Eaton Vance Global Sovereign Opportunities Fund Class A 3 Years	Eaton Vance Global Sovereign Opportunities Fund Class A 5 Years	Eaton Vance Global Sovereign Opportunities Fund Class A 10 Years	Eaton Vance Global Sovereign Opportunities Fund Class C 1 Year	Eaton Vance Global Sovereign Opportunities Fund Class C 3 Years	Eaton Vance Global Sovereign Opportunities Fund Class C 5 Years	Eaton Vance Global Sovereign Opportunities Fund Class C 10 Years	Eaton Vance Global Sovereign Opportunities Fund Class I 1 Year	Eaton Vance Global Sovereign Opportunities Fund Class I 3 Years	Eaton Vance Global Sovereign Opportunities Fund Class I 5 Years	Eaton Vance Global Sovereign Opportunities Fund Class I 10 Years	Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years
USD ($)	421	801	1,206	2,335	175	721	1,293	2,667	74	414	779	1,805	437	675	932	1,666	192	594	1,021	2,016	91	284	493	1,096	433	660	906	1,611	187	579	995	1,962	86	268	466	1,037	135	421	729	1,601	79	246	428	954	469	794	1,142	2,123	224	714	1,230	2,460	123	407	713	1,581	174	562	975	2,128	120	398	697	1,547